THRIVENT MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota 55415
March 4, 2019
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Mutual Funds (the “Registrant”) 1933 Act File No. 033-12911 1940 Act File No. 811-05075 Post-effective Amendment No. 91 to the Registration Statement on Form N-1A (the “Amendment”)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies on behalf of the Registrant that the form of the Registrant’s prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in the Amendment that was filed electronically on February 28, 2019.
Please contact me at (612) 844-7190 if you have any questions.
Sincerely,
/s/ John D. Jackson
John D. Jackson
Assistant Secretary